December 19, 2013

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re: Vanguard Valley Forge Funds (the “Trust”); File No. 33-48863 Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 19, 2013, filed pursuant to Rule 497(e), for Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund, and Vanguard Managed Payout Distribution Focus Fund, each a series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Amy Miller, Esq.
U. S. Securities and Exchange Commission